Restructure and Asset Impairments (Tables)	12 Months Ended
Sep. 01, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructure and Related Costs

For the year ended	2016	2015	2014
2016 Restructuring Plan	$58	$—	$—
Other	9	3	40
	$67	$3	$40